Guarantees - Textual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 M
Guarantees [Abstract]
Total Number of Guarantees	23
Guarantees, Minimum Term	1
Guarantees, Maximum Term	90
Maximum amount paid for guarantees	$ 23.9